COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Letters of credit amount outstanding	$ 276.7	$ 236.1
Interest expense on letters of credit	5.3	5.1
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Aggregate contract limit for the bonds	$ 1,951.9	$ 1,681.7